Expense Example {- Fidelity® Focused Stock Fund} - 10.31 Fidelity Focused Stock Fund PRO-08 - Fidelity® Focused Stock Fund - Fidelity Focused Stock Fund-Default	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990